Document And Entity Information	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 24, 2025
Entity Registrant Name	ZETA GLOBAL HOLDINGS CORP.
Entity Central Index Key	0001851003
Entity Emerging Growth Company	false
Entity File Number	001-40464
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0814458
Entity Address, Address Line One	3 Park Ave, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	967-5055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ZETA
Security Exchange Name	NYSE
Amendment Description	Explanatory NoteOn November 24, 2025, Zeta Global Holdings Corp. (the “Company” or “Zeta”) completed its acquisition of the enterprise business (“Marigold’s Enterprise Business”) from Marigold Group, Inc. (“MGI”), Campaign Monitor Europe UK Ltd. (“CMEUK”), and Selligent Holdings Limited (“Selligent Holdings” together with MGI and CMEUK, the “Sellers”), pursuant to the terms and conditions of the Purchase Agreement dated as of September 27, 2025. The transaction included the purchase of all the equity interests of certain subsidiaries of the Sellers engaged in Marigold’s Enterprise Business, in exchange for aggregate consideration of up to $302.8 million, subject to customary adjustments.This Amendment No 1 on Form 8-K/A (this “Amendment”) amends Item 9.01 of the Current Report on Form 8-K filed by the Company on November 24, 2025 (the “Original Form 8-K”) to include the historical financial statements of Marigold’s Enterprise Business and the pro forma financial information required by Item 9.01 of Form 8-K, attached hereto as Exhibits 99.1, 99.2 and 99.3. The pro forma financial information included in this Amendment has been presented for informational and illustrative purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Marigold’s Enterprise Business would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve as a result of the Company’s acquisition of Marigold’s Enterprise Business. Except as described above, all other information in the Original Form 8-K remains unchanged. The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Amendment.